Expense Example - MetLife Aggregate Bond Index Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	355
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	664
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	541
Class G
Expense Example:
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 725